Debt - Narrative (Details)								3 Months Ended	12 Months Ended
	Dec. 13, 2017	Dec. 05, 2017	Dec. 22, 2015	Jul. 29, 2015	Jan. 30, 2015	Dec. 30, 2014	Jul. 30, 2014	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 16, 2014 USD ($)	Sep. 22, 2014 USD ($)
Debt Instrument [Line Items]
Senior Notes, net								$ 72,726,000	$ 72,726,000	$ 72,199,000
Write off of deferred financing costs									$ 470,000	$ 3,781,000	$ 16,085,000
Number of credit agreements										8
Minimum
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate During Period									3.80%
Maximum
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate During Period									4.70%
Secured Debt
Debt Instrument [Line Items]
Number of credit agreements								9	9
Percentage of the value any new Equity Issues after December 31, 2013									25.00%
Minimum Cumulative positive net income required for each fiscal quarter (as a percentage) for Net worth									50.00%
Minimum liquidity									$ 25,000,000.0
Minimum liquidity per owned vessels									$ 700,000
Minimum Fair value of the collateral of each credit facility									140.00%
Debt Instrument, Covenant Compliance									the Company was in compliance with all the financial covenants of each of its credit facilities and finance lease.
Long-term Debt, Gross								$ 656,998,000	$ 656,998,000	$ 522,446,000
Secured Debt | Minimum
Debt Instrument [Line Items]
Ratio of Indebtedness to Net Capital								0.60	0.60
Consolidated Net worth required									$ 100,000,000.0
Secured Debt | Maximum
Debt Instrument [Line Items]
Ratio of Indebtedness to Net Capital								1.00	1.00
Consolidated Net worth required									$ 500,000,000.0
Secured Debt | From the Quarter ending March 31, 2019 until and including the Quarter ending June 30, 2019
Debt Instrument [Line Items]
Ratio of EBIDTA to net interest expense									100.00%
Secured Debt | From the quarter ending June 30, 2019 until the quarter ending September 30,2019 | Minimum
Debt Instrument [Line Items]
Ratio of EBIDTA to net interest expense									250.00%
Secured Debt | From the quarter ending June 30, 2019 until the quarter ending September 30,2019 | Maximum
Debt Instrument [Line Items]
Ratio of EBIDTA to net interest expense									100.00%
Secured Debt | For Each Quarter Thereafter | Minimum
Debt Instrument [Line Items]
Ratio of EBIDTA to net interest expense									250.00%
Secured Debt | For Each Quarter Thereafter | Maximum
Debt Instrument [Line Items]
Ratio of EBIDTA to net interest expense									100.00%
Senior Notes | Unsecured Debt
Debt Instrument [Line Items]
Senior Notes, net												$ 8,600,000	$ 65,000,000.0
Debt Instrument, Interest Rate, Stated Percentage													7.50%
Debt Instrument, Redemption Price, Percentage										100.00%
Debt Instrument, Sinking Fund Description										No sinking fund is provided for the Senior Notes
Senior Notes, Denomination													$ 25.00
Repurchase price of Notes (as a percentage)										101.00%
Maximum net borrowings allowed as a percentage to total assets										70.00%
Minimum Net Worth Required for Compliance										$ 500,000,000.0
Senior Notes repurchase, remaining authorized amount										20,000,000
Senior Notes | Unsecured Debt | Maximum
Debt Instrument [Line Items]
Authorized repurchase of outstanding Senior Notes										20,000,000.0
$85.5 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description								February 15, 2023
Debt instrument, basis spread on variable rate		2.85%
Line of Credit Facility, Commitment Fee Percentage								1.14%
Long-term Debt, Gross								$ 85,500,000	$ 85,500,000	0
Maximum Borrowing Capacity								$ 85,500,000	85,500,000
$38.7 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description								December 13, 2022
Debt instrument, basis spread on variable rate	2.85%
Line of Credit Facility, Commitment Fee Percentage								1.00%
Long-term Debt, Gross								$ 38,700,000	38,700,000	0
Maximum Borrowing Capacity								38,700,000	38,700,000
$39.6 Million Credit facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross								$ 0	$ 0	20,144,000
$330 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description				July 29, 2021
Line of Credit Facility, Commitment Fee Percentage				1.17%
Number of vessels								6	6
Long-term Debt, Gross								$ 247,876,000	$ 247,876,000	225,759,000
$42 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Repayments of Debt									$ 1,700,000
Debt Instrument, Maturity Date, Description					6 years from each Kamsarmax drawdown and September 21, 2021 on the Ultramax tranche
Line of Credit Facility, Commitment Fee Percentage					1.12%
Number of vessels								1	1
Long-term Debt, Gross								$ 22,354,000	$ 22,354,000	38,512,000
Dividend Restrictions									All restrictions on the payment of dividends that were put in place as part of prior loan amendments have been removed from this credit facility
$409 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description						December 30, 2020
Line of Credit Facility, Commitment Fee Percentage						1.20%
Number of vessels								8	8
Long-term Debt, Gross								$ 174,443,000	$ 174,443,000	167,816,000
Dividend Restrictions									All restrictions on the payment of dividends that were put in place as part of prior loan amendments have been removed from this credit facility.
$12.5 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description			December 22, 2020
Line of Credit Facility, Commitment Fee Percentage			0.00%
Number of vessels								0	0
Long-term Debt, Gross								$ 10,183,000	$ 10,183,000	10,379,000
Dividend Restrictions									All restrictions on the payment of dividends that were put in place as part of prior loan amendments have been removed from this credit facility.
$27.3 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description			5 years from each drawdown
Line of Credit Facility, Commitment Fee Percentage			1.18%
Number of vessels								0	0
Long-term Debt, Gross								$ 18,213,000	$ 18,213,000	19,375,000
Dividend Restrictions									All restrictions on the payment of dividends that were put in place as part of prior loan amendments have been removed from this credit facility.
$67.5 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description							7 years from each drawdown
Minimum Fair value of the collateral of each credit facility									115.00%
Line of Credit Facility, Commitment Fee Percentage							1.25%
Number of vessels								2	2
Long-term Debt, Gross								$ 40,461,000	$ 40,461,000	$ 40,461,000
Dividend Restrictions									All restrictions on the payment of dividends that were put in place as part of prior loan amendments have been removed from this credit facility.
Payment Deferral | $42 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Repayments of Debt									$ 800,000
Payment Deferral | $42 Million Credit Facility | Secured Debt | Maximum
Debt Instrument [Line Items]
Repayments of Debt									500,000
Payment Deferral | $42 Million Credit Facility | Secured Debt | Agreement to reinstate principal repayments [Member]
Debt Instrument [Line Items]
Repayments of Debt									6,600,000
Payment Deferral | $409 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Repayments of Debt									2,400,000
Payment Deferral | $409 Million Credit Facility | Secured Debt | Minimum
Debt Instrument [Line Items]
Repayments of Debt									1,200,000
Payment Deferral | $409 Million Credit Facility | Secured Debt | Maximum
Debt Instrument [Line Items]
Repayments of Debt									2,300,000
Payment Deferral | $409 Million Credit Facility | Secured Debt | Agreement to reinstate principal repayments [Member]
Debt Instrument [Line Items]
Repayments of Debt									26,900,000
Payment Deferral | $12.5 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Repayments of Debt									200,000
Payment Deferral | $12.5 Million Credit Facility | Secured Debt | Agreement to reinstate principal repayments [Member]
Debt Instrument [Line Items]
Repayments of Debt									800,000
Payment Deferral | $27.3 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Repayments of Debt									400,000
Payment Deferral | $27.3 Million Credit Facility | Secured Debt | Agreement to reinstate principal repayments [Member]
Debt Instrument [Line Items]
Repayments of Debt									3,100,000
Payment Deferral | $67.5 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Repayments of Debt									1,000,000
Payment Deferral | $67.5 Million Credit Facility | Secured Debt | Agreement to reinstate principal repayments [Member]
Debt Instrument [Line Items]
Repayments of Debt									$ 8,000,000
Ultramax | $85.5 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Number of vessels								6	6
Ultramax | $38.7 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Number of vessels								3	3
Ultramax | $330 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Number of vessels								15	15
Ultramax | $42 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Number of vessels								1	1
Ultramax | $409 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Number of vessels								7	7
Ultramax | $12.5 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Number of vessels								1	1
Ultramax | $27.3 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Number of vessels								2	2
Ultramax | $67.5 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Number of vessels								2	2
Ultramax | Collateralized Debt Obligations [Member] | $38.7 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Number of vessels								3	3
Kamsarmax pool | $39.6 Million Credit facility
Debt Instrument [Line Items]
Number of vessels sold									2
Debt, Current								$ 20,100,000	$ 20,100,000
Maximum Borrowing Capacity								$ 39,600,000	39,600,000
SBI Rumba | Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Monthly Rental Payments									$ 164,250.0
Optional period to extend Bareboat Charter									6 months
Period of time asset can be repurchased									5 years
SBI Rumba
Debt Instrument [Line Items]
Number of Assets sale leaseback								1	1
Net Proceeds, Financing Activities									$ 19,600,000
SBI Rumba | $42 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Term of Bareboat Charter Agreement									9 years 6 months
Repayments of Debt									$ 13,200,000
Net Proceeds, Financing Activities									19,600,000
Maximum Borrowing Capacity								$ 42,000,000	$ 42,000,000